Supplement to the
Fidelity Advisor® Diversified International Fund, Fidelity Advisor® Emerging Asia Fund, Fidelity Advisor® Emerging Markets Fund, Fidelity Advisor® Global Capital Appreciation Fund, Fidelity Advisor® Global Equity Income Fund, Fidelity Advisor® International Capital Appreciation Fund, Fidelity Advisor® Overseas Fund and Fidelity Advisor® Value Leaders Fund
Class A, Class T, Class B, Class C and Class I
December 30, 2015
STATEMENT OF ADDITIONAL INFORMATION

Vincent Montemaggiore serves as lead portfolio manager of Fidelity Advisor® Overseas Portfolio. Graeme Rockett and Andrew Sergeant serve as co-managers of Fidelity Advisor® Overseas Portfolio.

Colin Chickles now serves as co-manager for Fidelity Advisor® Emerging Asia Fund.

The Board of Trustees of the funds approved the conversion of all existing Class B shares of the funds into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge.

The following information supplements information for Fidelity Advisor® Emerging Asia Fund found in the "Management Contracts" section.

John Dance is lead portfolio manager of Fidelity Advisor® Emerging Asia Fund and receives compensation for his services. As of September 30, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable. The pre-tax investment performance of the portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of the portfolio manager’s bonus that is linked to the investment performance of his fund is based on the fund’s pre-tax investment performance measured against the MSCI AC (All Country) Asia ex Japan Index (net MA tax). The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Dance as of September 30, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$1,935	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,655	none	none

* Includes Fidelity Advisor® Emerging Asia Fund ($247 (in millions) assets managed with performance-based advisory fees).

As of September 30, 2016, the dollar range of shares of Fidelity Advisor® Emerging Asia Fund beneficially owned by Mr. Dance was none.

The following information supplements information for Fidelity Advisor® Overseas Portfolio found in the “Management Contracts” section.

Vincent Montemaggiore is lead portfolio manager of Fidelity Advisor® Overseas Fund and receives compensation for his services. Andrew Sergeant is co-manager of Fidelity Advisor® Overseas Fund and receives compensation for his services. As of October 31, 2016, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager’s compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager’s base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager’s bonus are based on the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, if applicable. The pre-tax investment performance of each portfolio manager’s fund(s) and account(s) is weighted according to the portfolio manager’s tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager’s tenure. Each component is calculated separately over the portfolio manager’s tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager’s tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. A smaller, subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to management of FMR. The portion of each portfolio manager’s bonus that is linked to the investment performance of Fidelity Advisor® Overseas Fund is based on the fund’s pre-tax investment performance measured against the MSCI EAFE Index (net MA tax), and the fund’s pre-tax investment performance (based on the performance of the fund’s Class I) within the Morningstar® Foreign Large Blend Category. Another component of each portfolio manager’s bonus is based on the pre-tax investment performance of the portion of the fund’s assets he manages measured against the MSCI EAFE Index (net MA tax), and the pre-tax investment performance of the portion of the fund’s assets he manages (based on the performance of the fund’s Class I) within the Morningstar® Foreign Large Blend Category. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR’s parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager’s compensation plan may give rise to potential conflicts of interest. Although investors in a fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager’s compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund’s trade allocation policies and procedures may give rise to conflicts of interest if the fund’s orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund’s Code of Ethics.

The following table provides information relating to other accounts managed by Mr. Montemaggiore as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$8,006	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$6,559	none	none

* Includes assets of Fidelity Advisor® Overseas Fund managed by Mr. Montemaggiore ($623 (in millions) assets managed with performance-based advisory fees).

As of October 31, 2016, the dollar range of shares of Fidelity Advisor® Overseas Fund beneficially owned by Mr. Montemaggiore was none.

The following table provides information relating to other accounts managed by Mr. Sergeant as of October 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,991	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$623	none	none

* Includes assets of Fidelity Advisor® Overseas Fund managed by Mr. Sergeant ($623 (in millions) assets managed with performance-based advisory fees).

As of October 31, 2016, the dollar range of shares of Fidelity Advisor® Overseas Fund beneficially owned by Mr. Sergeant was none.

ACOM10BB-16-03 1.909881.117	December 19, 2016